Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.30

Loan Level Exceptions
Run Date - XXX
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXX	2024110305			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024110015	XXX	Client Reportable	1	1	1	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - XXX R
COMMENT:   Missing third party valuation product to support the appraisal value within negative XXX% variance.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - XXX R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  and charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii)).  Because the loan failed the Initial LE date test, revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on <enter date of change>  did not reset the baseline: <enter fees>. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) XXX List - XXX R
COMMENT:   The XXX (XXX) dated XXX was not disclosed within XXX days of the application date, XXX. The defect can be resolved by providing evidence that shows the disclosure was provided within XXX-business days of application.

*** (CURED) Missing TRID RESPA Disclosures - XXX R
COMMENT:   A revised disclosure was not provided  to the consumer within XXX business days of the rate lock date, <enter lock date>. Per regulation, when there is a XXX, the creditor must provide a revised disclosure within three business days.

*** (CURED) TRID- Initial LE timing fail - XXX R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on  XXX was not disclosed within XXX days of the application date, XXX. If a Loan Estimate was given within XXX days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) TRID- XXX late - XXX R
																COMMENT: The Service Provider List issued on XXX was not disclosed within XXX days of the application date, XXX. As a result, fees that the borrower could shop for were tested under XXX% tolerance. The defect can be resolved by providing the XXX that was provided to the consumer within XXX business days of application.
XXX	2024110036			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024110037			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024110040			XXX	Client Reportable	1	1	1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - XXX R COMMENT: The file is missing document to support the appraised value.
XXX	2024110048			XXX	Securitized	1	1	1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - XXX R COMMENT: Missing third party valuation product to support the appraisal value within XXX% tolerance